Description Of The Business And Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Class A ordinary share, par value per share	$ 0.10
Cash that outstanding shares can be converted into if exercised properly and not withdrawn	$ 15.60
Number of ADSs that outstanding shares can be converted into if properly exercised and not withdrawn	0.4778
Total consideration to be delivered in the merger	7,400,000,000
Cash to be delivered in the merger	2,800,000,000
Number of shares to be delivered in the merger	86,000,000
Aggregate value of the shares to be delivered in the merger	4,550,000,000
Closing price of Ensco ADSs on February 15, 2011	$ 52.88
Estimated fair value of Pride employee stock options	45,000,000
Incurred net foreign currency exchange gains	3,500,000	2,600,000
Incurred net foreign currency exchange losses			10,400,000
Other assets	184,200,000	220,400,000
Tax positions requiring recognition are measured as the largest amount of tax benefit	50.00%
Antidilutive securities excluded from computation of diluted EPS amount	1,100,000	1,100,000	746,000
Deferred Mobilization Costs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Other assets	51,000,000	52,700,000
Deferred Regulatory Certification And Compliance Costs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Other assets	7,000,000	9,700,000
Other liabilities	27,400,000	22,500,000
Deferred Mobilization Revenue [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Other liabilities	$ 82,800,000	$ 99,300,000
Drilling Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	46
Jackup Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	40
Ultra-Deepwater Semisubmersible Rigs [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	5
Barge Rig [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	1
Ultra-Deepwater Semisubmersible Rigs Under Construction [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	3
Ultra-High Specification Harsh Environment Jackup Rigs Under Construction [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Number of contract drilling rigs	2
Building And Improvements [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Depreciated over estimated useful lives ranging from minimum years	2
Depreciated over estimated useful lives ranging from maximum years	30
Computer And Other Equipments [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Depreciated over estimated useful lives ranging from minimum years	2
Depreciated over estimated useful lives ranging from maximum years	6
Drilling Rigs And Related Equipment [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Depreciated over estimated useful lives ranging from minimum years	4
Depreciated over estimated useful lives ranging from maximum years	30
Maximum [Member] | Midwater [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Rigs drilling capacity, feet	4,499
Maximum [Member] | Jackup [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Rigs drilling capacity, feet	400
Minimum [Member] | Deepwater [Member]
Description Of The Business And Summary Of Significant Accounting Policies [Line Items]
Rigs drilling capacity, feet	4,500